Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income Tax Expense
Income tax expense consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
Income before income taxes:
Domestic	$196.4	$155.1	$172.2
Foreign	104.2	19.2	194.8
Income before income taxes:	$300.6	$174.3	$367.0
Income tax expense:
Current:
Domestic	$(26.6)	$(14.8)	$(15.2)
Foreign	(6.5)	(69.4)	(36.0)
Current income tax expense	(33.1)	(84.2)	(51.2)
Deferred:
Domestic	(1.3)	(1.8)	(4.0)
Foreign	(37.4)	57.8	(35.3)
Deferred income tax (expense) benefit	(38.7)	56.0	(39.3)
Total income tax expense	$(71.8)	$(28.2)	$(90.5)

Reconciled Tax at Statutory Rates
Income tax expense is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
Income tax expense computed at the statutory tax rates	$(48.9)	$(24.6)	$(84.4)
US state income taxes, net of the federal benefit	(3.1)	(4.3)	(3.0)
Asbestos - effect of foreign exchange	14.9	(1.8)	0.8
Expenses not deductible	(4.9)	(4.7)	(2.5)
US manufacturing deduction	—	2.5	2.2
Foreign taxes on domestic income	(34.5)	(34.2)	(2.1)
Amortization of intangibles	—	12.4	2.8
Taxes on foreign income	4.5	(3.0)	(5.4)
Net deferred tax liability revaluation	0.2	27.7	—
Other items	—	1.8	1.1
Total income tax expense	$(71.8)	$(28.2)	$(90.5)
Effective tax rate	23.9%	16.2%	24.7%

Deferred Tax Assets and Liabilities
Deferred tax balances consist of the following components:

	31 March
(Millions of US dollars)	2019	2018
Deferred tax assets:
Intangible assets	$1,209.8	$—
Asbestos liability	349.3	382.9
Other provisions and accruals	55.6	37.7
Net operating loss carryforwards	69.9	25.5
Foreign and research tax credit carryforwards	115.5	126.1
Total deferred tax assets	1,800.1	572.2
Valuation allowance	(267.6)	(129.6)
Total deferred tax assets net of valuation allowance	1,532.5	442.6
Deferred tax liabilities:
Depreciable and amortizable assets	(132.2)	(81.6)
Other	(38.5)	(14.6)
Total deferred tax liabilities	(170.7)	(96.2)
Total deferred taxes, net	$1,361.8	$346.4

Reconciliation of Unrecognized Tax Benefits and Interest and Penalties
A reconciliation of the beginning and ending amount of unrecognized tax benefits and interest and penalties are as follows:

(Millions of US Dollars)	Unrecognized tax benefits	Interest and Penalties
Balance at 31 March 2016	$0.7	$—
Additions for tax positions of the current year	0.1	—
Reductions in tax positions of prior year	(0.1)	—
Balance at 31 March 2017	$0.7	$—
Additions for tax positions of the current year	—	—
Reductions in tax positions of prior year	—	—
Balance at 31 March 2018	$0.7	$—
Additions for tax positions of the current year	0.1	0.1
Reductions in tax positions of prior year	—	—
Reductions applicable to lapse of statute of limitations	(0.2)	—
Balance at 31 March 2019	$0.6	$0.1